UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03174

Touchstone Tax-Free Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund – March 31, 2016 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 54.1%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$597,235
200,000	Clermont Co OH Port Auth Lea (W Clermont Local Sch Dist Proj)	5.000	12/01/25	232,580
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.125	01/01/28	2,211,420
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	443,182
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	712,218
1,000,000	Montgomery Co OH Rev (Catholic Hlth Initiatives)	5.250	05/01/29	1,198,500
345,000	Univ of Toledo OH Ser B	5.000	06/01/29	397,278
1,000,000	OH St Air Quality Dev Auth (Ref Poll Control Firstenenergy)	2.250	08/01/29	1,002,420
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	910,342
1,000,000	Franklin Co OH Hosp Rev Impt (Nationwide Childrens Hosp Impt)	4.750	11/01/29	1,107,470
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt)	4.875	12/01/29	1,000,010
500,000	Hamilton Co OH Hosp Facs Rev (UC Hlth)	5.000	02/01/30	568,120
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,094,340
1,000,000	Green OH Cmnty Learning Ctr	4.000	12/01/30	1,092,060
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	565,365
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,142,970
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	845,520
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,106,070
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,141,250
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,157,010
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,164,665
500,000	OH St Univ Ser A	4.000	12/01/32	551,480
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	305,224
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,262,401
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,164,260
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	284,292
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,314,860
525,000	OH St Univ Ser A	4.000	12/01/33	575,227
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	283,359
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	727,581
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	283,515
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	598,450
195,000	Bowling Green OH St Univ Ser A	5.000	06/01/35	229,264
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj Se)	5.000	11/01/35	1,258,492
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	572,674
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	566,065
250,000	Marysville OH Wst Wtr Treatment (Ref)	4.000	12/01/37	265,848
800,000	OH St Hosp Rev (Ref Univ Hosp Hlth System)	5.000	01/15/41	913,552
	Total Fixed Rate Revenue Bonds			$31,846,569

	Pre-refunded/Escrowed to Maturity — 26.6%
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Pre-refunded @ $100	5.125	11/15/16	1,541,325
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/16	1,029,140
500,000	OH St Hgr Edl Fac Commis (Univ Dayton) Pre-refunded @ $100	5.000	12/01/16	514,570
2,000,000	Canal Winchester OH LSD (Ref) UTGO Pre-refunded @ $100	4.750	06/01/17	2,094,460
1,300,000	Cincinnati OH Wtr Sys Rev Ser B Pre-refunded @ $100	5.000	12/01/17	1,390,727
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	888,640
1,000,000	Kings OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	1,070,650
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	1,070,650
1,000,000	Cleveland OH Income Facs Tax Rev (Sub Lien Brdgs & Roadways) Ser B Pre-refunded @ $100	5.000	04/01/18	1,081,470

1

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Pre-refunded/Escrowed to Maturity — 26.6% (Continued)
$1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Pre-refunded @ $100	5.000%	06/01/18	$1,090,020
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.250	06/01/18	1,644,720
1,000,000	OH St Hgr Edl Fac Commis (Xavier Univ) Ser C Pre-refunded @ $100	5.750	11/01/18	1,124,400
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	06/01/19	1,111,410
	Total Pre-refunded/Escrowed to Maturity			$15,652,182

	General Obligation Bonds — 18.1%
1,185,000	Delaware OH LTGO	5.000	12/01/28	1,219,057
855,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,151,907
500,000	Miamisburg OH CSD (Ref) UTGO	5.000	12/01/29	615,790
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	342,023
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO	5.000	06/01/31	1,707,465
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,173,940
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	333,756
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	5.000	11/01/33	298,520
200,000	Buckeye Vly OH LSD (Ref) UTGO Ser B	4.000	12/01/33	216,478
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	408,052
500,000	Elyria OH CSD (Ref) UTGO	4.000	12/01/34	531,190
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	583,595
500,000	Cleveland OH St Univ (Ref) Ser A	5.000	06/01/35	581,450
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	516,271
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	236,730
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	595,135
100,000	Lake Co OH Cmnty Clg Dist UTGO Ser A	4.000	12/01/38	105,689
	Total General Obligation Bonds			$10,617,048

				Value

	Variable Rate Demand Note(A) — 1.5%
$700,000	OH St Hgr Edl Fac Commis (Hosp Cleveland Clinic Hlth Sys Oblig) (LOC: Wells Fargo Bank NA)	0.340%	01/01/39	$700,000
175,000	OH St Hgr Edl Fac Commis (Variable Hosp Cleveland Clinic) (LOC: U.S. Bank NA)	0.360	01/01/39	175,000
	Total Variable Rate Demand Notes			$875,000

	Total Investment Securities —100.3%
	(Cost $54,936,193)			$58,990,799

	Liabilities in Excess of Other Assets — (0.3%)			(171,972)

	Net Assets — 100.0%			$58,818,827

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown are the final maturity dates. The interest rates shown are the coupon rates in effect at March 31, 2016.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

2

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,990,799	$—	$58,990,799

See accompanying Notes to Portfolio of Investments.

3

Notes to Portfolio of Investments
March 31, 2016 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2016, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation. The Fund did not hold any Level 3 categorized securities during the period ended March 31, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Debt securities held by the Fund are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s net asset value (“NAV”) calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

4

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

When-issued or delayed delivery transactions— The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2016, the following Fund had the federal tax cost resulting in net unrealized appreciation/(depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Deprecation)
Ohio Tax-Free Bond Fund	$54,936,193	$4,058,333	$(3,727)	$4,054,606

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/25/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/25/16

* Print the name and title of each signing officer under his or her signature.